Product revenues, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 4,362	$ 4,126	$ 3,746	$ 2,590
GTN Sales Adjustment, Provision	5,616	3,491
GTN Sales Adjustment, Provision, Prior Period Sales	(648)	(192)
GTN Sales Adjustment, Credits And Payments	(4,352)	(1,763)
Sales adjustment, ending balance	4,362	$ 4,126
Accounts receivable, net	1,688		2,151
Other current liabilities	$ 2,674		$ 1,595